INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 15,700,000
Valuation allowance related to portion of tax loss carryforwards and other items	60,800,000
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
Income tax provision at the federal statutory rate of 35%	101,172,000	60,033,000	7,940,000
Reversal of deferred tax liability associated with investment in Meetic		(43,696,000)
Change in tax reserves, net	17,703,000	(15,493,000)	8,696,000
Foreign income taxed at a different statutory tax rate	(16,240,000)	(11,774,000)	(4,957,000)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(3,876,000)	(7,298,000)	(38,000)
Federal valuation allowance on equity method investments	979,000	4,595,000	2,420,000
State income taxes, net of effect of federal tax benefit	7,650,000	5,592,000	5,310,000
Foreign tax credits		(1,076,000)	(5,255,000)
Non-deductible impairments of goodwill and intangible assets			13,661,000
Other, net	11,827,000	5,070,000	4,302,000
Income tax provision (benefit)	119,215,000	(4,047,000)	32,079,000
Undistributed earnings indefinitely reinvested outside United States	402,200,000
Deferred tax liabilities related to non-indefinitely reinvested earnings	93,300,000
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at January 1	351,561,000	389,909,000	394,294,000
Additions based on tax positions related to the current year	6,278,000	1,749,000	3,060,000
Additions for tax positions of prior years	45,287,000	9,560,000	9,897,000
Reductions for tax positions of prior years	(17,545,000)	(26,595,000)	(13,164,000)
Settlements	(5,349,000)	(16,810,000)	(1,025,000)
Expiration of applicable statute of limitations	(951,000)	(6,252,000)	(3,153,000)
Balance at December 31	379,281,000	351,561,000	389,909,000
Total unrecognized tax benefits including interest	496,800,000	462,800,000
Portion of unrecognized tax benefits related to deferred tax assets included in other non-current assets	14,500,000
Portion of unrecognized tax benefits included in non-current income taxes payable	468,200,000
Unrecognized tax benefits included in accrued expenses and other current liabilities	14,100,000
Unrecognized tax benefits decreased due to a net decrease in deductible temporary differences	34,000,000
Unrecognized tax benefits, tax positions for which the ultimate deductibility is highly certain but timing is uncertain	75,700,000
Unrecognized tax benefit, if recognized would reduce income tax expense for continuing operations	110,800,000	89,500,000
Unrecognized tax benefit, if recognized would reduce income tax expense for discontinued operations	222,300,000	213,600,000
Interest expense related to unrecognized tax benefits from continuing operations	5,200,000	1,400,000	9,100,000
Deferred taxes related to interest on unrecognized tax benefits from continuing operations	3,100,000	900,000	5,800,000
Interest expense related to unrecognized tax benefits from discontinued operations	2,800,000	6,700,000	7,000,000
Deferred taxes related to interest on unrecognized tax benefits from discontinued operations	1,700,000	4,200,000	4,400,000
Accrued interest on unrecognized tax benefits	117,500,000	111,200,000
Unrecognized tax benefits income tax increase (decrease) in penalties	400,000	2,500,000
Accrued penalties on unrecognized tax benefits	5,000,000	2,500,000
Reasonably possible decrease in unrecognized tax benefits within next twelve months	122,200,000
Reasonably possible decrease in income tax provision within next twelve months	$ 13,400,000